CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Reservoir Holdings Inc And Subsidiaries - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Noncontrolling interest	Total
Beginning balance at Mar. 31, 2019		$ 1	$ 104,250,000	$ (19,595,259)	$ (2,403,862)		$ 82,250,880
Beginning balance (in shares) at Mar. 31, 2019		125,227
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common share dividend			(16,875,000)				(16,875,000)
Issuance of preferred shares	$ 81,632,500						81,632,500
Issuance of preferred shares (in shares)	82,500
Issuance of common shares			14,957,500				14,957,500
Issuance of common shares (in shares)		15,000
Share-based compensation			90,944				90,944
Net income (loss)				10,057,794		$ (47,027)	10,010,767
Other comprehensive income (loss)					(1,981,753)		(1,981,753)
Acquisition of noncontrolling interests						1,006,051	1,006,051
Ending balance at Mar. 31, 2020	$ 81,632,500	$ 1	102,423,444	(9,537,465)	(4,385,615)	959,024	171,091,889
Ending balance (in shares) at Mar. 31, 2020	82,500	140,227
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares			7,973,009				7,973,009
Issuance of common shares (in shares)		5,333
Share-based compensation			102,700				102,700
Net income (loss)				10,288,961		46,673	10,335,634
Other comprehensive income (loss)					6,481,973		6,481,973
Ending balance at Mar. 31, 2021	$ 81,632,500	$ 1	$ 110,499,153	$ 751,496	$ 2,096,358	$ 1,005,697	$ 195,985,205
Ending balance (in shares) at Mar. 31, 2021	82,500	145,560